Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	$ 1,945	$ (2,331)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(1,921)	2,333
Ineffectiveness recorded in non-interest revenue - other	15	(4)
Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	799	701
Carrying amount of hedging derivatives liabilities	(1,435)	(668)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(803)	86
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	803	(82)
Ineffectiveness recorded in non-interest revenue - other		4
Carrying amount of the hedged item (2)	12,395	2,347
Active hedges	640	(441)
Discontinued hedges	316	436
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	799	701
Carrying amount of hedging derivatives liabilities	(1,435)	(668)
Fair value hedges [member] | Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(2,072)	850
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	2,058	(843)
Ineffectiveness recorded in non-interest revenue - other	(14)	7
Carrying amount of the hedged item (2)	53,672	36,722
Active hedges	1,249	(1,160)
Discontinued hedges	8
Fair value hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	1,269	(764)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(1,255)	761
Ineffectiveness recorded in non-interest revenue - other	14	(3)
Carrying amount of the hedged item (2)	(41,277)	(34,375)
Active hedges	(609)	719
Discontinued hedges	$ 308	$ 436